Summary of Per Share Amounts (Detail) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Net earnings (loss) -- basic	$ 289,244	$ (34,293)
Effect of share options and other equity compensation plans	9,235
Net earnings (loss) - diluted	$ 298,479	$ (34,293)
Weighted average shares outstanding – basic	13,754	13,546
Effect of share options and other equity compensation plans	1,533
Weighted average shares outstanding – diluted	15,287	13,546